UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON D.C. 20549
                             FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
Check here if Amendment[ ]
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stack Financial Management, Inc.
Address:  2472 Birch Glen, Suite A
          Whitefish, MT 59937

13F File Number:  28-11071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:	Catherine M. Hetrick
Title:	Chief Compliance Officer
Phone:	406-862-8000



Signature, Place, and Date of Signing:
Catherine M. Hetrick, Whitefish, Montana, January 5, 2009

Report Type (Check only one.):
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total:  $395,523 (x1000)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Market Vectors ETF Gold Trust  UIT              57060U100      365     7900 SH       Sole                     7900
SPDR Trust Unit SR 1           UIT              78462F103      485     4350 SH       Sole                     4350
iShares Russell 2000 Index     UIT              464287655    43255   692742 SH       Sole                   689767              2975
3M Company                     COM              88579Y101     5523    66805 SH       Sole                    66585               220
AFLAC Inc.                     COM              001055102     6155   133078 SH       Sole                   132353               725
Abbott Laboratories            COM              002824100     4815    89175 SH       Sole                    88915               260
Accenture PLC                  SHS CLASS A      G1151C101    11237   270770 SH       Sole                   269295              1475
Adobe Systems Inc.             COM              00724F101    11039   300125 SH       Sole                   298450              1675
Air Products & Chemicals Inc.  COM              009158106     6768    83489 SH       Sole                    83239               250
Alcon Inc.                     COM SHS          H01301102     8988    54690 SH       Sole                    54510               180
Automatic Data Processing Inc. COM              053015103     7179   167657 SH       Sole                   166737               920
Becton, Dickinson & Co.        COM              075887109     9214   116843 SH       Sole                   116243               600
Buckle Inc.                    COM              118440106     5203   177700 SH       Sole                   177175               525
Charles Schwab Corp.           COM              808513105     7856   417404 SH       Sole                   414829              2575
Coca-Cola Company              COM              191216100     6131   107563 SH       Sole                   107238               325
ConocoPhillips                 COM              20825C104     5482   107338 SH       Sole                   107071               267
Darden Restaurants, Inc.       COM              237194105     5096   145300 SH       Sole                   144870               430
Devon Energy Corp.             COM              25179M103     7671   104372 SH       Sole                   103822               550
Diageo PLC                     SPON ADR NEW     25243Q205     5060    72903 SH       Sole                    72673               230
Dover Corp.                    COM              260003108     7485   179893 SH       Sole                   178943               950
Emerson Electric Company       COM              291011104     5089   119465 SH       Sole                   119135               330
Equifax Inc.                   COM              294429105     6250   202340 SH       Sole                   201290              1050
GlaxoSmithKline PLC ADR        SPONSORED ADR    37733W105     5527   130828 SH       Sole                   130458               370
Hasbro Inc.                    COM              418056107     6636   206995 SH       Sole                   206395               600
Illinois Tool Works, Inc.      COM              452308109     5807   121003 SH       Sole                   120643               360
Intel Corporation              COM              458140100    12884   631577 SH       Sole                   628877              2700
Intuit Inc                     COM              461202103     8137   264795 SH       Sole                   263445              1350
Jack Henry & Associates Inc.   COM              426281101     7165   309630 SH       Sole                   308705               925
Johnson & Johnson              COM              478160104     7274   112939 SH       Sole                   112604               335
Microsoft Corporation          COM              594918104    16301   534822 SH       Sole                   532497              2325
Nike Inc.                      CLASS B          654106103     8724   132048 SH       Sole                   131373               675
Norfolk Southern Corp.         COM              655844108     6777   129290 SH       Sole                   128890               400
Paychex Inc.                   COM              704326107     5361   174976 SH       Sole                   174426               550
PepsiCo Incorporated           COM              713448108     7198   118388 SH       Sole                   117778               610
Procter & Gamble Co.           COM              742718109     6611   109042 SH       Sole                   108722               320
Sigma-Aldrich Corp.            COM              826552101     8446   167074 SH       Sole                   166124               950
Spectra Energy Corp.           COM              847560109     5292   258037 SH       Sole                   256662              1375
Staples Inc.                   COM              855030102     8961   364429 SH       Sole                   362529              1900
Stryker Corp                   COM              863667101     6469   128432 SH       Sole                   127757               675
Sysco Corporation              COM              871829107    12860   460268 SH       Sole                   458113              2155
TJX Companies, Inc.            COM              872540109     8412   230139 SH       Sole                   228914              1225
United Technologies Corp.      COM              913017109     9272   133580 SH       Sole                   132880               700
VF Corp.                       COM              918204108     7582   103524 SH       Sole                   103204               320
Varian Medical Systems Inc.    COM              92220P105     7587   161937 SH       Sole                   161162               775
Verizon Communications Inc.    COM              92343V104     6414   193615 SH       Sole                   193040               575
Walgreen Company               COM              931422109     6595   179593 SH       Sole                   178418              1175
Walt Disney Co.                COM              254687106    11470   355645 SH       Sole                   353695              1950
Waste Management Inc.          COM              94106L109     5259   155537 SH       Sole                   155107               430
Waters Corp.                   COM              941848103    10156   163906 SH       Sole                   163006               900